Other expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other expenses
Administrative	$ 7,113	$ 6,165	$ 5,587
Professional services	6,737	5,522	5,603
Maintenance and repairs	5,481	4,731	3,449
Share-based payments to directors	1,363	931	895
Regulatory fees	1,558	1,321	1,015
Operating lease of spaces and equipment	883	691	717
Advertising and marketing	987	1,012	557
Other	856	1,799	354
Total	$ 24,978	$ 22,172	$ 18,177